Loans and Borrowings - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
		Oct. 18, 2016 shares	Oct. 31, 2016 shares	Jan. 31, 2016 USD ($) Tranch $ / shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Jan. 31, 2017
Disclosure Of Loans And Borrowings [Line Items]
Amortization of deferred difference | $					$ 0	$ 5,941
Credit facility maximum funding amount | $					5,389	5,401
Credit facility amount withdrawn | $					0	0
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Secured bank loans outstanding | $					$ 584	$ 689
Ordinary shares [member]
Disclosure Of Loans And Borrowings [Line Items]
Number of own shares reissued upon conversion of convertible notes | shares			659,939
Number of shares issued upon conversion of convertible notes | shares			9,197,089
Ibibo Group Holdings Singapore Pte Ltd
Disclosure Of Loans And Borrowings [Line Items]
Percentage of voting equity interests acquired		100.00%						100.00%
Ordinary shares [member]
Disclosure Of Loans And Borrowings [Line Items]
Number of own shares reissued upon conversion of convertible notes | shares	[1]					659,939
Number of shares issued upon conversion of convertible notes | shares	[1]					9,197,089
Ctrip dot com international limited [Member] | Ordinary shares [member]
Disclosure Of Loans And Borrowings [Line Items]
Number of shares issued as part of acquisition | shares		9,857,028
Number of additional shares issued in business combination | shares		1,465,420
Ctrip dot com international limited [Member] | Four point two five percentage convertible notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Convertible notes interest rate				4.25%
Issue of convertible notes | $				$ 180,000
Number of tranches | Tranch				2
Convertible note maturity period				5 years
Borrowing costs incurred | $							$ 2,730
Conversion price per share | $ / shares				$ 21.45

[1]	Par value of USD 0.0005 per share